Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Materials Portfolio	Aug. 04, 2023
VIP Materials Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(9.91%)
Past 5 years	4.76%
Past 10 years	7.09%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1519
Average Annual Return:
Past 1 year	(11.67%)
Past 5 years	6.61%
Past 10 years	9.44%